Income Taxes - Schedule of Reconciliation of Effective Tax Rate to Statutory Federal Rate (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Income Taxes [Line Items]
Federal statutory rate			$ (13,857)	$ (10,544)
Permanent items			338	1,009
State and local taxes, net of federal taxes			(3,560)	(2,497)
Deferred rate changes			(17)	(21)
Valuation allowance			16,441	12,063
Other			663	40
Effective tax rate	$ 0	$ 0	$ 8	$ 50
Federal statutory rate			21.00%	21.00%
Permanent items			(0.51%)	(2.01%)
State and local taxes, net of federal taxes			5.39%	4.97%
Deferred rate changes			0.03%	0.04%
Valuation allowance			(24.91%)	(24.02%)
Other			(1.00%)	(0.08%)
Effective tax rate				(0.10%)